UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08614

Brandes Investment Trust
(Exact name of registrant as specified in charter)

11988 El Camino Real, Suite 500
San Diego, CA 92130
(Address of principal executive offices) (Zip code)

Michael Glazer, Esq.
c/o Paul, Hastings, Janofsky & Walker, LLP
515 South Flower
Los Angeles, CA 90071
(Name and address of agent for service)

800-331-2979
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2006

Date of reporting period: September 30, 2006

Item 1. Report to Stockholders.

Institutional
International
Equity Fund

ANNUAL
REPORT

For the Year ended September 30, 2006

WORLDWIDE VALUE SPECIALISTS

Brandes Institutional International Equity Fund

Dear Shareholder:

The Brandes Institutional International Equity Fund gained 19.79% during the 12 months ending September 30, 2006. The Fund’s returns outperformed the MSCI EAFE Index, which was up 19.16% over the same period.

We begin this letter with an overview of the international equity market environment over the past 12 months. Then we examine the country-, industry-, and stock-specific factors that affected the Fund’s performance. Finally, we review our investment philosophy and our strategy for the Fund.

Market Overview

As explained below in the ‘‘Current Strategy’’ section, our bottom-up investment approach focuses on analyzing individual businesses. We believe commentary on short-term events in financial markets detracts from the focus on company fundamentals and is not consistent with our investment philosophy.

Fund Specifics

Advances among the Fund’s holdings in the food & staples retailing, commercial banking, and insurance industries had the most substantial impact on returns during the 12-month period ending September 30, 2006. Top-performing positions in these industries included William Morrison Supermarkets (United Kingdom - food & staples retailing), Unicredito Italiano (Italy - commercial banks), and Zurich Financial (Switzerland - insurance). Other industries posting positive results included the pharmaceuticals and household durables industries, where positions such as Daiichi Sankyo (Japan - pharmaceuticals) and Sony (Japan - household durables) experienced considerable share price appreciation. Simultaneously, declines for the Fund’s holdings in the communications equipment industry weighed on results.

From a country perspective, gains for securities based in the United Kingdom and Japan made notable contributions to returns, including advances for Marks & Spencer (United Kingdom -multiline retail) and Mitsubishi Heavy Industries (Japan - machinery). Holdings domiciled in the Netherlands, Germany, and Switzerland also helped boost performance. Specifically, some of the top-performing positions from these countries included Akzo Nobel (Netherlands - chemicals), Volkswagen (Germany - automobiles), and Nestle (Switzerland - food products).

During the period, our company-specific research and analysis dictated a number of changes. We sold a number of holdings as their prices climbed toward our estimates of their intrinsic values, including Mitsubishi Heavy Industries (Japan - machinery), Muenchener Rueckver (Germany -insurance), and Heineken (Netherlands - beverages). We took advantage of rising share prices among a number of the Fund’s positions in the commercial banks industry, and sold the following holdings as they reached our estimates of their underlying values: Sumitomo Mitsui Financial Group (Japan), Commerzbank (Germany), and Banco Santander Central Hispano (Spain).

Brandes Institutional International Equity Fund

We redeployed the proceeds from these sales into companies that we believe offer a greater margin of safety - or a large difference between our estimate of their underlying value and their current stock price. Among the companies we purchased in the period were: Electricite de France (France - electric utilities), Compass Group (United Kingdom - hotels, restaurants, & leisure), and Infineon Technologies (Germany - semiconductors & semiconductor equipment).

As a result of our company-specific purchases and sells, the composition of the Fund shifted slightly. Parebacks and the sale of a number of Japan- and Germany-based holdings reduced the Fund’s weighting to these countries. Conversely, share price appreciation and select purchases raised the Fund’s exposure to the United Kingdom and France. The Fund retains its greatest country weighting in Japan. On an industry basis, the Fund’s most substantial weighting remains in diversified telecom services.

Current Strategy

While we monitor short-term developments in international equity markets, our investment philosophy focuses on company-by-company analysis with a long-term perspective. In all market environments, we search for and hold what we believe to be fundamentally sound companies trading at discounts to our estimates of their fair values. We believe this strategy will provide patient investors with favorable results. We appreciate your continued confidence.

Sincerely yours,

Debra McGinty-Poteet
President
Brandes Investment Trust

Past performance does not guarantee future results.

The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.

Please refer to the Schedule of Investments in the report for complete holdings information. Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

2

Brandes Institutional International Equity Fund

The MSCI EAFE Index is an unmanaged index that is a generally accepted benchmark for major overseas markets. The MSCI EAFE Index consists of securities listed on exchanges in European, Australasian and Far Eastern markets and includes dividends and distributions, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index weightings represent the relative capitalizations of the major overseas markets included in the index on a U.S. dollar adjusted basis.

Must be preceded or accompanied by a prospectus.

The Brandes Institutional International Equity Fund is distributed by Quasar Distributors, LLC (11/06)

3

Brandes Institutional International Equity Fund

The following chart compares the value of a hypothetical $1,000,000 investment in the Brandes Institutional International Equity Fund from its inception (January 2, 1997) to September 30, 2006 as compared with the Morgan Stanley Capital International EAFE Index.

Value of $1,000,000 vs Morgan Stanley Capital
International EAFE (Europe, Australasia and Far East) Index

	Average Annual Total Return Period Ended September 30, 2006
	One Year	Five Years	Since Inception (1/2/97)
Brandes Institutional International Equity Fund	19.79%	16.63%	14.90%
Morgan Stanley Capital International EAFE Index	19.16%	14.26%	6.92%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-331-2979.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Advisor has a fee waiver arrangement in place to limit the Fund’s annual operating expenses. Currently, the expense level has not been exceeded.

4

Brandes Institutional International Equity Fund

Expense Example (Unaudited)

As shareholder of the Fund, you incur ongoing costs, including investment advisory and administrative fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual Expenses

This section provides information about actual account values and actual expenses. The ‘‘Ending Account Value’’ shown is derived from the Fund’s actual return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. This section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/06	Ending Account Value 9/30/06	Expenses Paid During Period*
Based on Actual Return.	$1,000.00	$1,055.50	$5.77
Based on Hypothetical 5% return	$1,000.00	$1,019.45	$5.67

*
Expenses are equal to the Fund’s annualized expense ratio of 1.12%, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year (183), then divided by the number of days in the fiscal year (365).

5

Brandes Institutional International Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2006

	Shares	Value
COMMON STOCKS: 97.6%
Bermuda: 1.4%
Tyco International Ltd	432,260	$12,098,957
Brazil: 1.5%
Centrais Electricas Brasileiras S.A., ADR	785,130	8,713,844
Contax Participacoes S.A., ADR	115,700	99,664
Telecomunicacoes Brasileiras S.A., ADR	115,700	3,346,044
TIM Participacoes S.A., ADR(1)	10,714	298,385
Vivo Participacoes S.A., ADR	74,350	231,972
		12,689,909
Canada: 2.4%
Bombardier, Inc. - Class B*	2,017,833	6,301,496
Nortel Networks Corp.*	5,948,900	13,682,470
		19,983,966
France: 9.1%
Alcatel S.A	1,813,100	22,147,331
Carrefour S.A	201,490	12,735,551
Carrefour S.A.**	27,620	1,745,774
Electricite de France	90,070	5,004,119
Electricite de France**	115,391	6,410,906
France Telecom S.A	829,700	19,049,037
France Telecom S.A.**	61,200	1,405,087
Sanofi-Aventis S.A. *	103,868	9,268,708
		77,766,513
Germany: 10.6%
DaimlerChrysler AG	314,000	15,696,739
Deutsche Post AG	486,000	12,760,861
Deutsche Telekom AG	1,422,700	22,629,983
Hypo Real Estate Holding AG	74,575	4,654,057
Infineon Technologies AG*	310,800	3,686,090
Infineon Technologies AG**	771,900	9,154,740
Volkswagen AG	258,647	22,040,467
		90,622,937

See accompanying Notes to Financial Statements.

6

Brandes Institutional International Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2006 - (Continued)

	Shares	Value
Italy: 4.4%
Banca Intesa SpA	1,652,950	$10,881,792
Telecom Italia SpA(1)	2,704,074	7,683,161
Telecom Italia Savings Shares SpA	5,145,350	12,400,576
UniCredito Italiano SpA(1)	770,300	6,395,035
		37,360,564
Japan: 20.6%
Aiful Corp	148,200	5,737,422
Astellas Pharma, Inc	125,500	5,049,981
Dai Nippon Printing Co., Ltd	534,000	8,246,702
Daiichi Sankyo Co., Ltd	562,702	15,968,925
Eisai Co., Ltd	92,900	4,493,702
Fuji Photo Film Co., Ltd	462,400	16,882,917
Hitachi, Ltd	3,009,800	17,567,472
Japan Tobacco, Inc	921	3,581,168
Millea Holdings, Inc	380,500	13,231,840
Mitsubishi UFJ Financial Group, Inc	748	9,631,581
Mitsui Sumitomo Insurance Co., Ltd	1,333,000	16,678,733
Nippon Telegraph & Telephone Corp	3,307	16,248,549
Ono Pharmaceutical Co	161,600	7,200,779
Rohm Co., Ltd	55,200	5,129,773
Sony Corp	152,900	6,191,385
Taisho Pharmaceutical Co., Ltd	170,000	3,261,892
Takeda Pharmaceutical Co., Ltd	123,800	7,729,307
Takefuji Corp	138,870	6,376,173
TDK Corp	61,200	4,904,503
		174,112,804
Mexico: 1.2%
Telefonos de Mexico S.A. - Class L, ADR(1)	397,680	10,172,654
Netherlands: 13.0%
ABN AMRO Holding N.V	582,152	16,983,906
Aegon N.V	636,440	11,939,853
Akzo Nobel N.V	268,200	16,526,833

See accompanying Notes to Financial Statements.

7

Brandes Institutional International Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2006 - (Continued)

	Shares	Value
Koninklijke Ahold N.V.*	1,892,466	$20,116,177
STMicroelectronics N.V	1,067,200	18,504,940
Unilever N.V	688,404	16,940,197
Wolters Kluwer N.V	331,791	8,657,096
		109,669,002
New Zealand: 0.6%
Telecom New Zealand Ltd.(1)	1,703,657	4,837,100
Portugal: 1.6%
Portugal Telecom SGPS, S.A	1,065,817	13,316,565
Singapore: 2.6%
DBS Group Holdings, Ltd	916,069	11,089,515
Jardine Matheson Holdings Ltd	253,490	4,638,867
Overseas Chinese Banking Corp., Ltd	1,485,600	6,135,166
		21,863,548
South Korea: 4.7%
Korea Electric Power Corp., ADR(1)	553,200	10,815,060
KT Corp., ADR	350,100	7,516,647
LG Electronics, Inc	212,000	13,667,301
SK Telecom Co., Ltd., ADR(1)	327,500	7,738,825
		39,737,833
Spain: 2.2%
Telefonica S.A	1,048,001	18,172,035
Switzerland: 5.9%
Nestle S.A	89,390	31,163,028
Swisscom AG	31,700	10,550,614
Zurich Financial Services AG	33,026	8,113,572
		49,827,214
United Kingdom: 15.3%
British Sky Broadcasting Plc	802,600	8,201,937
BT Group Plc	3,824,312	19,182,833
Compass Group Plc	1,812,800	9,101,527

See accompanying Notes to Financial Statements.

8

Brandes Institutional International Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2006 - (Continued)

	Shares	Value
GlaxoSmithKline Plc	498,200	$13,259,525
Invensys Plc*	717,885	2,791,390
Invensys Plc**	572,739	2,227,012
ITV Plc	5,406,700	9,790,568
J Sainsbury Plc	1,644,112	11,554,894
Marks & Spencer Group Plc	1,402,419	16,864,581
Unilever Plc	520,155	12,821,629
Wm. Morrison Supermarkets Plc	5,267,011	23,979,588
		129,775,484
Venezuela: 0.5%
Cia Anonima Nacional Telefonos de Venezuela, ADR	236,675	4,496,825
TOTAL COMMON STOCKS (cost $674,856,081)		826,503,910

	Principal
SHORT-TERM INVESTMENT: 3.1%	Amount
Repurchase Agreement: 3.1%
Investors Bank & Trust Co., Repurchase Agreement, 3.52%, dated 09/29/06, due 10/02/06 [collateralized by $27,354,183 FNARM Pool #765935,
5.91%, due 02/01/34; FNARM Pool #728698, 5.79%, due 07/01/33
(Market Value $27,092,151)] (proceeds $25,809,617)	$25,802,048	$25,802,048
TOTAL SHORT-TERM INVESTMENT (cost $25,802,048)		25,802,048

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 5.8%
Repurchase Agreements - 5.8%
Goldman Sachs Group, Inc. (Dated 09/29/06), 5.42%, due 10/02/06
(Repurchased proceeds $20,400,000); Collateralized by $20,579,786 in various commercial papers and corporate bonds with interest ranges of
2.63% to 9.63% and maturity date ranges of 04/01/07 to 12/01/96	20,000,000	20,000,000
Merrill Lynch & Co. (Dated 09/29/06), 5.37%, due 10/02/06, (Repurchased
proceeds $12,117,373); Collateralized by $12,428,224 in various discount notes and corporate bonds with interest ranges of 0.00% to 6.25% and
maturity date ranges of 12/26/06 to 07/15/32	11,879,777	11,879,777
Morgan Stanley Dean Witter & Co. (Dated 09/29/06), 5.43%, due 10/02/06,
(Repurchased proceeds $17,252,842); Collateralized by $17,850,664 in various commercial papers and corporate bonds with interest ranges of
1.45% to 9.00% and maturity date ranges of 04/16/07 to 10/01/99	16,914,551	16,914,551
Total Repurchase Agreements (cost $48,794,328)		48,794,328

See accompanying Notes to Financial Statements.

9

Brandes Institutional International Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2006 - (Continued)

Value
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
FROM SECURITIES LENDING (cost $48,794,328)	$48,794,328
TOTAL INVESTMENTS IN SECURITIES (cost $749,452,457): 106.5%	901,100,286
Liabilities in excess of Other Assets: (6.5)%	(54,784,936)
NET ASSETS: 100.0%	$846,315,350

*	Non-income producing security.
**
Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the ‘‘Act’’) or was aquired in a private placement, and, unless registered under the Act, may only be sold to ‘‘qualified institutional buyers’’ (as defined in the Act or pursuant to another exemption from registration.)

ADR	American Depositary Receipt
(1)	This security or a portion of this security is out on loan at September 30, 2006. Total loaned securities had a market value of $46,092,235 at September 30, 2006.

See accompanying Notes to Financial Statements.

10

Brandes Institutional International Equity Fund

SCHEDULE OF INVESTMENTS BY INDUSTRY at September 30, 2006

Industry	Percentage
Aerospace & Defense	0.7%
Air Freight & Logistics	1.5%
Automobiles	4.5%
Chemicals	2.0%
Commercial Banks	7.2%
Commercial Services & Supplies	1.0%
Communications Equipment	4.2%
Consumer Finance	1.4%
Diversified Financial Services	0.5%
Diversified Telecommunication Services	20.2%
Electric Utilities	3.7%
Electronic Equipment & Instruments	2.7%
Food & Staples Retailing	8.3%
Food Products	7.2%
Hotels Restaurant & Leisure	1.1%
Household Durables	2.3%
Industrial Conglomerates	1.4%
Insurance	5.9%
Leisure Equipment & Products	2.0%
Machinery	0.6%
Media	3.2%
Multiline Retail	2.0%
Pharmaceuticals	7.8%
Semiconductors & Equipment	4.3%
Thrifts & Mortgage Finance	0.6%
Tobacco	0.4%
Wireless Telecommunication Services	1.0%
TOTAL COMMON STOCK	97.7%
SHORT-TERM INVESTMENTS (1)	8.8%
TOTAL INVESTMENTS IN SECURITIES	106.5%
Liabilities in excess of Other Assets	(6.5)%
NET ASSETS	100.0%

(1)	Includes investments purchased with cash proceeds from securities from securities lending.

See accompanying Notes to Financial Statements.

11

Brandes Institutional International Equity Fund

STATEMENT OF ASSETS AND LIABILITIES at September 30, 2006

ASSETS
Investments in securities, at cost	$749,452,457
Investments in securities, at value (including $46,092,235 of securities loaned) (Note 2)	$901,100,286
Receivables:
Securities sold	1,607,624
Fund shares sold	591,553
Dividends and interest	1,451,049
Tax reclaims	280,576
Prepaid expenses and other assets	94,785
Total assets	905,125,873
LIABILITIES
Payment upon return of securities loaned	48,794,328
Unrealized Loss on Foreign Currency Exchange Contracts	20,319
Payables:
Securities purchased	4,063,890
Fund shares redeemed	5,099,598
Due to advisor	687,452
Due to administrator	44,201
Due to trustees	5,403
Accrued expenses	95,332
Total liabilities	58,810,523
NET ASSETS	$846,315,350
Net asset value, offering and redemption price per share ($846,315,350/34,228,369
shares outstanding; unlimited shares authorized without par value)	$24.73
COMPONENTS OF NET ASSETS
Paid-in capital	$611,482,540
Undistributed net investment income	9,995,748
Accumulated net realized gain on investments and foreign currency	73,193,067
Net unrealized appreciation (depreciation) on:
Investments	151,647,829
Foreign currency	(3,834)
Net assets	$846,315,350

See accompanying Notes to Financial Statements.

12

Brandes Institutional International Equity Fund

STATEMENT OF OPERATIONS For the Year Ended September 30, 2006

INVESTMENT INCOME
Income
Dividends (net of foreign taxes withheld of $2,189,299)	$18,441,429
Interest	404,329
Income from securities lending	698,834
Miscellaneous income	12,115
Total income	19,556,707
Expenses
Advisory fees (Note 3)	7,520,197
Custody fees	288,845
Administration fees (Note 3)	250,405
Trustee fees	62,593
Legal fees	82,039
Transfer agent fees	48,567
Accounting fees	60,137
Printing fees	41,882
Registration expense	21,460
Auditing fees	21,731
Miscellaneous	42,991
Insurance expense	16,889
Net expenses	8,457,736
Net investment income	11,098,971
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investments	77,489,441
Foreign currency transactions	64,739
Net realized gain	77,554,180
Net change in unrealized appreciation on:
Investments	44,925,129
Foreign currency transactions	15,158
Net unrealized appreciation	44,940,287
Net realized and unrealized gain on investments and foreign currency
transactions	122,494,467
Net increase in net assets resulting from operations	$133,593,438

See accompanying Notes to Financial Statements.

13

Brandes Institutional International Equity Fund

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended September 30, 2006	November 1, 2004 through September 30, 2005 (Note 1)	Year Ended October 31, 2004
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income	$11,098,971	$8,113,786	$5,452,880
Net realized gain (loss) on:
Investments	77,489,441	38,824,959	30,121,263
Foreign currency transactions	64,739	(143,324)	(8,949)
Net unrealized appreciation (depreciation) on:
Investments	44,925,129	52,018,176	59,062,401
Foreign currency transactions	15,158	(50,878)	22,287
Net increase in net assets resulting from
operations	133,593,438	98,762,719	94,649,882
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(8,380,976)	(6,085,209)	(2,978,184)
From net realized gains	(43,107,253)	(21,781,688)	—
Decrease in net assets from distributions.	(51,488,229)	(27,866,897)	(2,978,184)
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	256,985,707	210,558,307	306,148,758
Net asset value of shares issued on reinvestment of
distributions	51,190,237	27,589,130	2,933,981
Cost of shares redeemed	(213,853,945)	(167,735,690)	(224,534,599)
Net increase from capital share
transactions	94,321,999	70,411,747	84,548,140
Total increase in net assets	176,427,208	141,307,569	176,219,838
NET ASSETS
Beginning of period	669,888,142	528,580,573	352,360,735
End of period	$846,315,350	$669,888,142	$528,580,573
Undistributed net investment income	$9,995,748	$7,471,173	$5,442,596
CAPITAL SHARE ACTIVITY
Shares sold	11,134,665	10,151,968	17,125,654
Shares issued on reinvestment of distributions	2,377,623	1,359,070	174,227
Shares redeemed	(9,347,128)	(8,106,593)	(12,632,231)
Net increase in shares outstanding	4,165,160	3,404,445	4,667,650

See accompanying Notes to Financial Statements.

14

Brandes Institutional International Equity Fund

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

		November 1,
		2004 through
	September 30,	September 30,		Year Ended October 31,
	2006	2005#		2004	2003	2002	2001
Net asset value, beginning of period	$22.28	$19.83		$16.02	$12.45	$15.12	$22.34
Income from investment operations:
Net investment income	0.33	0.26		0.20	0.14	0.19	0.22
Net realized and unrealized gain (loss) on investments	3.83	3.20		3.74	4.04	(1.89)	(2.77)
Total from investment operations	4.16	3.46		3.94	4.18	(1.70)	(2.55)
Less distributions:
From net investment income	(0.28)	(0.22)		(0.13)	(0.18)	(0.23)	(0.32)
From net realized gain	(1.43)	(0.79)		—	(0.43)	(0.74)	(4.35)
Total distributions	(1.71)	(1.01)		(0.13)	(0.61)	(0.97)	(4.67)
Net asset value, end of period.	$24.73	$22.28		$19.83	$16.02	$12.45	$15.12
Total return	19.79%	17.95%	(1)	24.75%	35.16%	(12.23)%	(14.76)%
Ratios/supplemental data:
Net assets, end of period (millions)	$846.3	$669.9		$528.6	$352.4	$236.8	$299.8
Ratio of expenses to average net assets:
Before fees waived and expenses
absorbed or recouped	1.12%	1.14%	(2)	1.14%	1.19%	1.18%	1.16%
After fees waived and expenses
absorbed or recouped	1.12%	1.14%	(2)	1.18%	1.20%	1.20%	1.20%
Ratio of net investment income to average net assets:
Before fees waived and expenses
absorbed or recouped	1.48%	1.44%	(2)	1.25%	1.12%	1.25%	1.39%
After fees waived and expenses
absorbed or recouped	1.48%	1.44%	(2)	1.21%	1.11%	1.23%	1.35%
Portfolio turnover rate	29.91%	20.92%	(1)	26.71%	26.19%	44.61%	32.07%

(1)	Not Annualized.
(2)	Annualized.
#	In 2005, the Fund changed its fiscal year end from October to September (Note 1).

See accompanying Notes to Financial Statements.

15

Brandes Institutional International Equity Fund

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

The Brandes Institutional International Equity Fund (the ‘‘Fund’’) is a series of Brandes Investment Trust (the ‘‘Trust’’). The Trust is registered under the Investment Company Act of 1940 (the ‘‘1940 Act’’) as a diversified, open-end management investment company. The Fund began operations on January 2, 1997. The Fund invests its assets primarily in equity securities of foreign issuers with market capitalizations greater than $1 billion. The Fund seeks to achieve long-term capital appreciation. During 2005, the Board of Trustees of the Trust approved changing the Fund’s fiscal year-end from October 31 to September 30.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation. Securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchanges are open for trading.

Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (‘‘NOCP’’). Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and asked price. Securities for which quotations are not readily available are stated at their respective fair values as determined in good faith by the Board of Trustees.

U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60-day period that this amortized cost basis does not represent fair value. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

The Fund has adopted valuation procedures that allow for fair value pricing for use in appropriate circumstances. Such circumstances may arise when trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Fund calculates its own share price. If no price, or in the Advisor’s determination no price representing fair value, is provided for a security held by the Fund by an independent pricing agent, then the security will be fair valued. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities.

In using fair value pricing, the Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

16

Brandes Institutional International Equity Fund

NOTES TO FINANCIAL STATEMENTS - (Continued)

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Fund does not isolate that portion of the results of operations arising as a result of changes in the currency exchange rate from the fluctuations arising as a result of changes in the market prices of investments during the period.

Interest income is translated at the exchange rates which existed at the dates the income was accrued. Exchange gains and losses related to interest income are included in interest income on the accompanying Statement of Operations.

B.
Repurchase Agreements. The Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Fund will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that the term of any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

C.
Foreign Currency. Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

D.
Forward Foreign Currency Exchange Contracts. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked to market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund could be at risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably. For the year ended September 30, 2006, the Fund held the following forward foreign currency exchange contracts:

17

Brandes Institutional International Equity Fund

NOTES TO FINANCIAL STATEMENTS - (Continued)

Currency	Statement Date	Local Amount	Face Amount	Value	Unrealized Gain/(Loss)
Japanese Yen	10/2/06	271,097,187	$2,314,103	$2,296,558	$(17,545)
Japanese Yen	10/3/06	208,624,724	1,770,106	1,767,332	(2,774)
					$(20,319)

E.
Security Transactions, Dividends and Distributions. Security transactions are accounted for on the trade date. Realized gains and losses are evaluated on the bases of identified costs. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest is recorded on an accrual basis.

F.
Federal Income Taxes. The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required.

G.
Concentration of Risk. As of September 30, 2006, the Fund held a significant portion of its assets in foreign securities. Certain price and foreign exchange fluctuations as well as economic and political situations in the foreign jurisdictions could have an impact on the Fund’s net assets. It is the Trust’s policy to continuously monitor these off-balance sheet risks.

H.
Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

I.
Securities Lending. The Fund may lend its portfolio securities to banks, brokers and dealers. Lending Fund securities exposes the Fund to risks such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral, or (iii) the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral with the Fund’s custodian, marked to market daily, in the form of cash and/or U.S. government obligations, in an amount at least equal to 102% (105% in the case of loans of foreign securities denominated in non-U.S. dollars) of the market value of the loaned securities. As of September 30, 2006, the market value of securities loaned was $46,092,235 and the Fund received $48,794,328 of cash collateral for the loan.

J.
Reclassification of Capital Accounts.Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended September 30, 2006, the Fund increased undistributed net investment income by $64,739 and decreased accumulated net realized gain by $64,739, due to certain permanent book and tax differences. The permanent book and tax differences relate to a reclassification of foreign currency gain/loss.

18

Brandes Institutional International Equity Fund

NOTES TO FINANCIAL STATEMENTS - (Continued)

K.
Indemnification Obligations. Under the Fund’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Brandes Investment Partners, L.P. (the ‘‘Advisor’’) provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space and certain administrative services, and provides certain personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the year ended September 30, 2006, the Fund incurred $7,520,197 in advisory fees.

The Fund is responsible for its own operating expenses. The Advisor has agreed to limit the Fund’s total operating expenses by reducing all or a portion of its fees and reimbursing the Fund for expenses, excluding interest, so that its ratio of expenses to average net assets will not exceed 1.20%. Any fee waived and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap will be reimbursed by the Fund to the Advisor, if so requested by the Advisor, provided the aggregate amount of the Fund’s current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. For the year ended September 30, 2006, there was no cumulative unreimbursed amount paid and/or waived by the Advisor.

U.S. Bancorp Fund Services, LLC, (the ‘‘Administrator’’) acts as administrator for the Fund. The Administrator prepares various federal and state regulatory filings; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses; and reviews the Fund’s expense accruals. For its services, the Administrator receives an annual fee at the rate of 0.04% of average daily net assets for the first $500 million in net assets and 0.02% in excess of $500 million of the Fund’s average daily net assets, subject to a minimum of $50,000 per annum. For the year ended September 30, 2006, the Fund incurred $250,405 in such fees.

19

Brandes Institutional International Equity Fund

NOTES TO FINANCIAL STATEMENTS - (Continued)

Quasar Distributors, LLC (the ‘‘Distributor’’), a registered broker-dealer, acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also officers and/or Trustees of the Advisor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of securities, excluding short-term investments, were as follows:

	U.S. Government	Other
Purchases	$—	$263,262,961
Sales	—	221,340,079

NOTE 5 - FEDERAL INCOME TAX MATTERS

As of September 30, 2006, the components of distributable earnings on a tax basis were as follows:

Cost of investments for tax purposes	$749,452,465
Gross tax unrealized appreciation	$185,392,385
Gross tax unrealized depreciation	(33,728,079)
Net tax unrealized depreciation on investments	151,664,306
Distributable ordinary income	25,658,508
Distributable long-term capital gains	57,509,996
Total distributable earnings	83,168,504
Other accumulated gains/losses	—
Total accumulated earnings	$234,832,810

The tax composition of dividends for the period ended September 30, 2006, were as follows:

	Ordinary Income Total	Income Per Share	Long Term Capital Gains Total	Long Term Capital Gains Per Share
2006	$17,708,333	$0.59	$33,779,896	$1.12
2005	$6,085,209	$0.22	$21,781,688	$0.79

NOTE 6 - NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (the ‘‘FASB’’) released Statement of Financial Accounting Standard No. 157 Fair Value Measurements (‘‘SFAS 157’’). SFAS 157 defines fair value, establishes a framework for measuring fair value in Generally Accepted Accounting Principles (‘‘GAAP’’), and expands disclosures about fair value measurements. SFAS 157 further clarifies several previous FASB Standards and expands disclosures about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 157 and its impact in the financial statements has not yet been determined.

20

Brandes Institutional International Equity Fund

NOTES TO FINANCIAL STATEMENTS - (Continued)

In July 2006, the FASB released FASB Interpretation no. 48 Accounting for Uncertainty in Income Taxes (‘‘FIN 48’’). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are ‘‘more-likely-than-not’’ of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

NOTE 7 - PROXY VOTING PROCEDURES (Unaudited)

The Advisor of the Fund votes proxies relating to the Fund’s portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Fund. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-331-2979. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

NOTE 8 - FORM N-Q DISCLOSURE (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. This information is also available, without charge, by calling toll-free, 1-800-331-2979.

NOTE 9 - TAX NOTICE (Unaudited)

The percentage of dividend income distributed for the year ended September 30, 2006, which is designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003, is 82% for the Fund. For the year ended September 30, 2006, the Fund designated $33,779,896 as long-term capital gains dividends.

For the year ended September 30, 2006, the Fund earned foreign source income and paid foreign taxes, as noted below, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code, with exception to the foreign taxes paid to New Zealand. The New Zealand foreign taxes paid by the Fund do not qualify to be passed through to the Fund’s shareholders.

21

Brandes Institutional International Equity Fund

NOTES TO FINANCIAL STATEMENTS - (Continued)

Country	Gross Foreign Income	Foreign Tax Paid
Bermuda	$202,170	$—
Brazil	260,822	12,607
United Kingdom	3,310,699	—
France	2,130,590	299,380
Germany	2,621,607	393,241
Italy	2,344,332	327,580
Japan	1,930,350	135,125
South Korea	1,022,876	64,069
Mexico	285,140	—
Netherlands	2,116,420	317,465
New Zealand	600,865	90,130
Portugal	649,156	97,373
Singapore	494,617	—
Spain	848,018	87,397
Russia	142,044	21,306
Switzerland	1,130,946	160,000
Venezuela	540,076	183,626
	$20,630,728	$2,189,299

Additional information for foreign shareholders only. For the year ended September 30, 2006, 4% of the ordinary distributions paid by the Fund qualify as interest related dividends under the Internal Revenue Code Section 871(k)(1)(c). For the year ended September 30, 2006, 53% of the ordinary distributions paid by the Fund are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c).

22

Brandes Institutional International Equity Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees
Brandes Investment Trust and
Shareholders of
Brandes Institutional International Equity Fund

We have audited the accompanying statement of assets and liabilities of the Brandes Institutional International Equity Fund, a series of Brandes Investment Trust (the ‘‘Trust’’), including the schedule of investments, as of September 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended, the period November 1, 2004 through September 30, 2005, and the year ended October 31, 2004, and the financial highlights for the year then ended, the period November 1, 2004 to September 30, 2005 and for each of the two years in the period ended October 31, 2004. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the two years in the period ended October 31, 2002 have been audited by other auditors, whose report dated December 13, 2002 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Brandes Institutional International Equity Fund, as of September 30, 2006, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Philadelphia, Pennsylvania
November 17, 2006

24

Brandes Institutional International Equity Fund

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees is responsible for the overall management of the Trust’s business. The Board approves all significant agreements between the Trust and persons or companies furnishing services to the Trust, including the Trust’s agreements with the Advisor, Administrator, Custodian and Transfer Agent. The Board of Trustees delegates the day-to-day operations of the Trust to its officers, subject to the Fund’s investment objective and policies and to general supervision by the Board. The Trust’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, by calling 1-800-331-2979.

The Trustees and officers of the Trust, their business addresses and principal occupations during the past five years are:

Number
		Term of		of Fund
		Office and		Series
	Position(s)	Length of		Overseen	Other Directorships/
Name, Address	Held with	Time	Principal Occupation	by	Trusteeships Held by
and Year of Birth	Trust	Served(1)	During Past 5 Years	Trustee	Trustee
Independent Trustees(2)
DeWitt F. Bowman 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1930)	Trustee	Since February 1995	Principal, Pension Investment Consulting, since 1994. Interim Treasurer and Vice President for Investments - University of California from 2000 to 2001.	All	Wilshire Mutual Funds, Inc.; Pacific Gas and Electric Nuclear Decommissioning Trust; PCG Private Equity Fund; Forward Funds; Sycuan Funds RREEF America REIT1, Inc.

Gordon Clifford Broadhead 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1924)	Trustee	Since December 1994	Retired.	All	None

W. Daniel Larsen 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1927)	Trustee	Since December 1994	Retired.	All	None

J. Michael Gaffney 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1941)	Trustee	Since June 2004(4)	Independent Consultant, IXIS Asset Management, North America, since 2004. President and CEO, Back Bay Advisors from 1998 to 2001.	All	None

25

Brandes Institutional International Equity Fund

Number
		Term of		of Fund
		Office and		Series
	Position(s)	Length of		Overseen	Other Directorships/
Name, Address	Held with	Time	Principal Occupation	by	Trusteeships Held by
and Year of Birth	Trust	Served(1)	During Past 5 Years	Trustee	Trustee
Karin B. Bonding 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1939)	Trustee	Since May 2006	Lecturer, University of Virginia, since 1996. President of Capital Markets Institute, Inc. serving as fee-only financial planner and investment advisor since 1996.	All	Director of 15 closed end mutual funds in the CSFB family of funds.

‘‘Interested’’ Trustee(3)
Debra McGinty-Poteet 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1956)	Trustee and President	Since June 2000(4)	Director, Mutual Fund Services of Brandes Investment Partners, L.P., the investment advisor to the Funds (the ‘‘Advisor’’).	All	Brandes Investment Funds PLC

Jeff Busby 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1961)	Trustee	Since July 2006(4)	Executive Director of the Advisor	All	None

Officers of the Trust
Thomas M. Quinlan 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1970)	Secretary	Since June 2003	Associate General Counsel to the Advisor since January 2005; Counsel to the Advisor from July 2000 to January 2005.	N/A	N/A

Gary Iwamura 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1956)	Treasurer	Since September 1997	Finance Director of the Advisor.	N/A	N/A

Adelaide Pund 11988 El Camino Real Suite 500 San Diego, CA 92130 (Born 1967)	Chief Compliance Officer	Since September 2004	Head of Compliance of the Advisor since October 2004; Compliance Manager to the Advisor from 1998 to October 2004.	N/A	N/A

(1)	Trustees and officers of the Fund serve until their resignation, removal or retirement.
(2)	Not ‘‘interested persons’’ of the Trust as defined in the 1940 Act.
(3)	‘‘Interested persons’’ of the Trust as defined in the 1940 Act.
(4)	Appointed by the Board as a trustee.

26

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

ADVISOR

Brandes Investment Partners, L.P.
11988 El Camino Real, Suite 500
San Diego, California 92130
800.331.2979

DISTRIBUTOR

Quasar Distributors, LLC
615 E. Michigan Street, 3rd Floor
Milwaukee, WI 53202

TRANSFER AGENT

Investors Bank & Trust Co.
200 Clarendon Street, 16th Floor
Boston, Massachusetts 02116

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philidelphia, PA 19103

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071

This report is intended for shareholders of the Brandes Institutional International Equity Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Statements and other information herein are dated and are subject to change.

Separately Managed
Account Reserve
Trust

ANNUAL
REPORT

For the period October 3, 2005
through September 30, 2006.

WORLDWIDE VALUE SPECIALISTS

Separately Managed Account Reserve Trust

The Fund

The SMART Fund advanced 5.96% in the 12 month period ending September 30, 2006. The Lehman Brothers U.S. Aggregate Index gained 3.67% and the Lehman Brothers U.S. Intermediate Credit Index gained 3.58% for the same period.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800.237.7119 or visiting www.brandes.com.

High yield bonds were the largest positive contributors to the Fund’s performance vs. the benchmarks. Positions boosting relative performance included bonds issued by Delphi, Dana, General Motors Acceptance Corporation, and Gateway. Among the corporate bonds weighing on relative performance for the quarter were fixed income securities issued by Tembec, Tenet Healthcare, Interpublic Group, and Lear.

Over the 12- month period, the Fund’s net duration and yield curve exposure was neutral to modestly positive.

The Fund’s yield premium to the benchmarks was a positive factor in relative performance.

As of September 30, 2006 the Fund’s most substantial weightings was in the corporate bonds sector.

Current Strategy

While we monitor short-term developments in fixed income markets, our investment philosophy focuses on company-by-company analysis. We take a long-term perspective, and believe that none or very little of the short-term ‘‘market news’’ provides useful information to investors.

In all market environments, we search for and hold what we believe to be fundamentally sound companies trading at discounts to our estimates of their fair values. We believe this strategy will provide patient investors with favorable results.

Sincerely yours,

Debra McGinty-Poteet
President
Brandes Investment Trust

Separately Managed Account Reserve Trust

Must be preceded or accompanied by a prospectus.

The foregoing reflects the thoughts and opinions of Brandes Investment Partners®exclusively and is subject to change without notice.

Brandes Investment Partners®is a registered trademark of Brandes Investment Partners, L.P. in the United States and Canada.

Unlike Treasury bonds and bills, stocks are not backed by the full faith and credit of the United States and will experience market fluctuations. Please note that the value of government securities and bonds in general have an inverse relationship to interest rates. Bonds carry the risk of default, or the risk than an issuer will be unable to make income or principal payment. There is no assurance that private guarantors or insurers will meet their obligations. The credit quality of the investment in the portfolio is no guarantee of the safety or stability of the portfolio.

The information provided in this material should not be considered a recommendation to purchase or sell any particular security. It should not be assumed that any security transactions, holdings, or sectors discussed were or will be profitable, or that the investment recommendations or decisions we make in the future will be profitable or will equal the investment performance discussed herein. Fund holdings, sector allocations, and strategies discussed are subject to change at any time by the investment manager in its discretion due to market conditions or opportunities. As of September 30, 2006 the top ten holdings of the fund, and their respective percentages in the portfolio were as follows: U.S. Treasury Bond due 11/15/14, 7.5%; U.S. Treasury Bond due 02/15/10, 4.7%; Fannie Mae Pool due 10/01/36, 4.7%; Fannie Mae Pool due 10/01/21, 4.7%; Federal Farm Credit Discount Notes due 10/20/06, 4.6%; International Lease Finance Corp. Notes due 10/20/06, 4.6%; Fannie Mae Gold Pool due 10/01/36, 4.6%; Ford Motor Credit due 06/16/08, 4.4%; Tenet Healthcare Credit due 07/01/14, 4.3%; Catalyst Paper Corp. due 06/15/11, 4.1%.

Investment performance reflects fee waivers and/or reimbursement of expenses. In the absence of such waivers/reimbursements, total return would be reduced.

The Separately Managed Account Reserve Trust (‘‘SMART’’) Fund is distributed by Quasar Distributors, LLC. (11/06)

Index Guide

The Lehman Brothers U.S. Aggregate Index is an unmanaged index consisting of more than 5,000 taxable U.S. government, investment-grade corporate, and mortgage backed securities. Securities must be dollar-denominated, non-convertible public issues with a fixed coupon rate and at least $250 million par amount outstanding. Securities must be rated investment-grade (Baa3 or better) by at least two of the following ratings agencies: Moody’s, S&P, and Fitch. If only two of the three agencies rate a security, the lower rating is used to determine index eligibility. Please note that all indices are unmanaged and are not available for direct investment.

2

Separately Managed Account Reserve Trust

The Lehman Brothers U.S. Intermediate Credit Index is an unmanaged index consisting primarily of investment-grade U.S. corporate securities with a remaining maturity between one and ten years . Securities must be dollar-denominated, non-convertible public issues with a fixed coupon rate and at least $250 million par amount outstanding. Securities must be rated investment-grade (Baa3 or better) by at least two of the following ratings agencies: Moody’s, S&P, and Fitch. If only two of the three agencies rate a security, the lower rating is used to determine index eligibility. Please note that all indices are unmanaged and are not available for direct investment

3

Separately Managed Account Reserve Trust

The following chart compares the value of a hypothetical $1,000,000 investment in the Separately Managed Account Reserve Trust from its inception (October 3, 2005) to September 30, 2006 as compared with the Lehman Brothers U.S. Aggregate Index and Lehman Brothers U.S. Intermediate Credit Index.

Value of $1,000,000 vs Lehman Brothers U.S. Aggregate Index
and Lehman Brothers U.S. Intermediate Credit Index

	Total Return Period Ended September 30, 2006
	One Month	Three Months	Since Inception (Cumulative) (10/3/05)
Separately Managed Account Reserve Trust	1.17%	4.24%	5.96%
Lehman Brothers U.S. Aggregate Index	0.88%	3.81%	3.67%
Lehman Brothers U.S. Intermediate Credit Index	0.90%	3.67%	3.58%

4

Separately Managed Account Reserve Trust

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by calling 800-331-2979. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Lehman Brothers U.S. Aggregate Index is composed of securities from Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. The Index’s total return consists of price appreciation/depreciation plus income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

The Lehman Brothers U.S. Intermediate Credit Index is the universe of U.S. corporates, non-native currency agencies and local authorities, sovereigns, supranationals and taxable municipals with a remaining maturity between one and ten years. Securities that were publicly issued in the US and have $250 million or more outstanding are eligible for inclusion. Furthermore, securities must be rated investment-grade (Baa3 or better) by at least two of the following ratings agencies: Moody’s, S&P, and Fitch. If only two of the three agencies rate a security, the lower rating is used to determine index eligibility. The U.S. Credit Index was called the U.S. Corporate Index until July 2000, when the index was renamed to reflect the index’s composition of both corporates and noncorporates.

5

Separately Managed Account Reserve Trust

Expense Example (Unaudited)

As shareholder of the Fund, you incur ongoing costs, including investment advisory and administrative fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual Expenses

This section provides information about actual account values and actual expenses. The ‘‘Ending Account Value’’ shown is derived from the Fund’s actual return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. This section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/06	Ending Account Value 9/30/06	Expenses Paid During Period*
Based on Actual Return.	$1,000.00	$1,047.60	$0.00
Based on Hypothetical 5% return	$1,000.00	$1,025.28	$0.00

*
No expenses have been charged to the Fund over the period, as the Fund participates in a wrap-fee program sponsored by investment advisors unaffiliated with the Fund. See Note 3 to Financial Highlights table.

6

Separately Managed Account Reserve Trust

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2006

	Principal
	Amount	Value
CORPORATE BONDS: 71.3%
Advertising: 2.0%
Interpublic Group of Cos., Inc., 6.25%, 11/15/14	$375,000	$324,375
Aircraft & Parts: 2.3%
Bombardier, Inc., 6.30%, 05/01/14	400,000	359,000
Cable & Other Pay TV Services: 1.9%
Comcast Corp., 5.85%, 11/15/15	300,000	299,915
Commercial Printing: 1.1%
Quebecor World Capital Corp., 6.13%, 11/15/13	210,000	178,500
Communications Services, NEC.: 3.6%
Citizens Communications Co., 9.25%, 05/15/11	525,000	578,813
Computer & Office Equipment: 1.0%
Gateway, Inc., 1.50%, 12/31/09(1)	195,000	164,044
Computer & Other Data Processing Service: 6.4%
Deluxe Corp., 3.50%, 10/01/07	470,000	446,500
Unisys Corp., 6.88%, 03/15/10	600,000	567,000
		1,013,500
Drugs: 2.5%
Merck & Co., Inc., 4.75%, 03/01/15	425,000	405,651
Electric Services: 6.3%
FirstEnergy Corp., 6.45%, 11/15/11	525,000	547,666
Xcel Energy, Inc., 7.00%, 12/01/10	425,000	450,486
		998,152
Forestry Services: 2.9%
Tembec Industries, Inc., 8.50%, 02/01/11	895,000	465,400
Hospitals: 4.2%
Tenet Healthcare Corp., 9.88%, 07/01/14	670,000	667,488
Meat Products: 1.5%
Tyson Foods, Inc., 6.85%, 4/1/16	235,000	241,969

See accompanying Notes to Financial Statements.

7

Separately Managed Account Reserve Trust

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2006 - (Continued)

	Principal
	Amount	Value
Medical Services & Health Insurance: 1.5%
UnumProvident Corp., 7.63%, 03/01/11	$219,000	$233,643
Miscellaneous Manufacturing: 3.5%
Tyco International Group S.A., 6.38%, 10/15/11(5)	525,000	550,353
Motor Vehicle Parts & Supplies: 2.4%
Visteon Corp., 7.00%, 03/10/14	425,000	380,375
Motor Vehicles & Equipment: 6.0%
American Axle & Manufacturing, Inc., 5.25%, 02/11/14	425,000	352,750
Delphi Corp., 6.50%, 05/01/09(2)	400,000	356,000
Lear Corp., 5.75%, 08/01/14	300,000	240,750
		949,500
Newspapers: 1.4%
Knight-Ridder, Inc., 5.75%, 9/1/17	235,000	221,189
Paper Mills: 4.0%
Norske Skog Canada Ltd., 8.63%, 06/15/11(4)	650,000	638,625
Periodicals: 3.3%
Time Warner Cos., Inc., 9.13%, 01/15/13(5)	450,000	524,332
Personal Credit Institutions: 8.8%
Ford Motor Credit Co., 6.63%, 06/16/08	700,000	689,416
General Motors Acceptance Corp., 6.13%, 01/22/08	535,000	531,460
General Motors Acceptance Corp., 6.88%, 09/15/11	180,000	179,046
		1,399,922
Telephone Communication: 2.1%
Verizon New York, Inc., 6.88%, 04/01/12(5)	325,000	338,922
Tires & Inner Tubes: 2.6%
Goodyear Tire & Rubber Co., 7.86%, 08/15/11	425,000	413,313
TOTAL CORPORATE BONDS (cost $11,474,294)		11,346,981
MORTGAGE-BACKED SECURITIES: 16.3%
Federal Home Loan Mortgage Corp.
Gold Pool, 5.00%, 10/01/36(3)	750,000	721,172

See accompanying Notes to Financial Statements.

8

Separately Managed Account Reserve Trust

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2006 - (Continued)

	Principal
	Amount	Value
Federal National Mortgage Association
Pool, 5.00%, 10/01/21(3)	$750,000	$736,875
Pool, 5.50%, 10/01/36(3)	750,000	738,750
		1,475,625
Wells Fargo Mortgage Backed Securities Trust, 6.19%, 10/25/36	400,000	401,250
TOTAL MORTGAGE-BACKED SECURITIES (cost $2,588,281)		2,598,047
PUBLIC FINANCE, TAXATION, AND MONETARY: 12.0%
United States Treasury Note
4.25%, 11/15/14(5)	1,200,000	1,170,281
6.50%, 2/15/10	700,000	740,605
TOTAL PUBLIC FINANCE, TAXATION,
AND MONETARY SECURITIES (cost $1,883,024)		1,910,886

SHORT-TERM INVESTMENTS: 21.6%
Repurchase Agreement: 12.6%
Investors Bank & Trust Co., Repurchase Agreement, 3.52%,
dated 09/29/06, due 10/02/06 [collateralized by $1,961,402
SBA Pool # 505385, 8.00%, due 5/25/26 (Market Value $2,114,239)]
(proceeds $2,014,152)	2,013,561	2,013,561
Discount Note: 4.5%
Federal Farm Credit Discount Note, 5.06%, 10/20/06	725,000	723,166
Commercial Paper: 4.5%
International Lease Financial Commercial Paper, 5.22%, 11/13/06	725,000	720,585
TOTAL SHORT-TERM INVESTMENTS (cost $3,457,312)		3,457,312
TOTAL INVESTMENTS IN SECURITIES (cost $19,402,911): 121.2%		19,313,226
Liabilities in excess of Other Assets: (21.2)%		(3,384,114)
NET ASSETS: 100.0%		$15,929,112

(1)	Convertible.
(2)	In default.
(3)	Security purchased on a delayed delivery or when-issued basis. Rate shown is as issue date.
(4)	Callable.
(5)	Security pledged as collateral for when-issue purchase commitments outstanding as of September 30, 2006.

See accompanying Notes to Financial Statements.

9

Separately Managed Account Reserve Trust

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2006 - (Continued)

Percentage
of Total
Sector	Investments
Corporate	60.8%
Federal and Federally Sponsored Credit	11.4%
Public Finance, Taxation, and Monetary	9.9%
Cash & Cash Equivalents	17.9%
TOTAL INVESTMENTS IN SECURITIES	100.0%

Industry
Finance	9.3%
Utility	5.2%
Manufacturing	11.4%
Media/Communications	12.6%
Retail	13.7%
Service/Leisure	8.6%
U.S. Government	21.3%
Cash	17.9%
TOTAL INVESTMENTS IN SECURITIES	100.0%

Country
Canada	8.5%
Luxembourg	2.8%
United States	88.7%
TOTAL INVESTMENTS IN SECURITIES	100.0%

See accompanying Notes to Financial Statements.

10

Separately Managed Account Reserve Trust

STATEMENT OF ASSETS AND LIABILITIES at September 30, 2006

ASSETS
Investments in securities, at cost	$19,402,911
Investments in securities, at value	$19,313,226
Receivables:
Interest	250,897
Total assets	19,564,123
LIABILITIES
Payables:
Securities purchased	3,635,011
Total liabilities	3,635,011
NET ASSETS	$15,929,112
Net asset value, offering and redemption price per share
($15,929,112 / 1,613,161 shares outstanding; unlimited shares
authorized without par value)	$9.87
COMPONENTS OF NET ASSETS
Paid-in capital	$16,101,113
Accumulated net realized loss on investments	(82,316)
Net unrealized depreciation on investments	(89,685)
Net assets	$15,929,112

See accompanying Notes to Financial Statements.

11

Separately Managed Account Reserve Trust

STATEMENT OF OPERATIONS For the Period Ended September 30, 2006*

INVESTMENT INCOME
Interest income	$1,076,113
Expenses (Note 3)	—
Net investment income	1,076,113
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments	(82,316)
Net unrealized depreciation on investments	(89,685)
Net realized and unrealized loss on investments	(172,001)
Net increase in net assets resulting from operations	$904,112

*	Commenced operations on October 3, 2005.

See accompanying Notes to Financial Statements.

12

Separately Managed Account Reserve Trust

STATEMENTS OF CHANGES IN NET ASSETS For the Period Ended September 30, 2006*

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$1,076,113
Net realized loss on investments	(82,316)
Net unrealized depreciation on investments	(89,685)
Net increase in net assets resulting from operations	904,112
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,076,113)
Decrease in net assets from distributions	(1,076,113)
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	15,033,276
Net asset value of shares issued on reinvestment of distributions	1,067,837
Net increase from capital share transactions	16,101,113
Total increase in net assets	15,929,112
NET ASSETS
Beginning of period	—
End of period	$15,929,112
CAPITAL SHARE ACTIVITY
Shares sold	1,503,447
Shares issued on reinvestment of distributions	109,714
Net increase in shares outstanding	1,613,161

*	Commenced operations on October 3, 2005.

See accompanying Notes to Financial Statements.

13

Separately Managed Account Reserve Trust
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended September 30, 2006*
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.69
Net realized and unrealized gain (loss) on investments	(0.13)
Total from investment operations	0.56
Less distributions:
From net investment income	(0.69)
Total distributions	(0.69)
Net asset value, end of period	$9.87
Total return	5.96%	(1)
Ratios/supplemental data:
Net assets, end of period (millions)	$15.9
Ratio of expenses to average net assets(3)	0.00%	(2)
Ratio of net investment income to average net assets(3)	7.22%	(2)
Portfolio turnover rate	214.02%	(1)

(1)	Not Annualized.
(2)	Annualized.
(3)
Reflects the fact that no fees or expenses are incurred by the Fund. The Fund is an integral part of ‘‘wrap-fee’’ programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Fund or the Advisor. Participants in these programs pay a ‘‘wrap’’ fee to the sponsor of the program.

*	Commenced operations on October 3, 2005.

See accompanying Notes to Financial Statements.

14

Separately Managed Account Reserve Trust

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

The Separately Managed Account Reserve Trust (the ‘‘Fund’’) is a series of Brandes Investment Trust (the ‘‘Trust’’). The Trust is registered under the Investment Company Act of 1940 (the ‘‘1940 Act’’) as a diversified, open-end management investment company. The Fund began operations on October 3, 2005. The Fund invests its assets primarily in a diversified portfolio of debt securities. The Fund seeks to maximize total return.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation. Securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchanges are open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (‘‘NOCP’’). Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and asked price. Securities for which quotations are not readily available are stated at their respective fair values as determined in good faith by the Board of Trustees.

Bonds and other fixed-income securities (other than the short-term securities) are valued using the bid price provided by an independent pricing service.

U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the bid price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60-day period that this amortized cost basis does not represent fair value. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

The Fund has adopted valuation procedures that allow for fair value pricing for use in appropriate circumstances. Such circumstances may arise when trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Fund calculates its own share price. If no price, or in the Advisor’s determination no price representing fair value, is provided for a security held by the Fund by an independent pricing agent, then the security will be fair valued. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities.

In using fair value pricing, the Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

15

Separately Managed Account Reserve Trust

NOTES TO FINANCIAL STATEMENTS - (Continued)

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Fund does not isolate that portion of the results of operations arising as a result of changes in the currency exchange rate from the fluctuations arising as a result of changes in the market prices of investments during the period.

Interest income is translated at the exchange rates which existed at the dates the income was accrued. Exchange gains and losses related to interest income are included in interest income on the accompanying Statement of Operations.

B.
Repurchase Agreements. The Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Fund will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that the term of any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

C.
Foreign Currency. Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

D.
Forward Foreign Currency Exchange Contracts. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked to market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund could be at risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably.

16

Separately Managed Account Reserve Trust

NOTES TO FINANCIAL STATEMENTS - (Continued)

E.
Delayed Delivery Securities. The fund may purchase securities on a when-issued or delayed delivery basis. ‘‘When-issued’’ refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the fund segregates in cash or liquid securities, of any type or maturity, equal in value to the fund’s commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors.

F.
Security Transactions, Dividends and Distributions. Security transactions are accounted for on the trade date. Realized gains and losses are evaluated on the bases of identified costs. Dividends from net investment income are declared daily and paid monthly. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. Interest is recorded on an accrual basis.

G.
Federal Income Taxes. The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required.

H.
Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

I.
Indemnification Obligations. Under the Fund’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.

J.
Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended September 30, 2006, there were no reclassifications of capital accounts.

17

Separately Managed Account Reserve Trust

NOTES TO FINANCIAL STATEMENTS - (Continued)

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Brandes Investment Partners, L.P. (the ‘‘Advisor’’) provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor receives no advisory fee or other fee from the Fund. The financial statements reflect the fact that no fees or expenses are incurred by the Fund. It should be understood, however, that the Fund is an integral part of ‘‘wrap-fee’’ programs sponsored by investment advisers unaffiliated with the Fund and Advisor. Typically, participants in these programs pay a ‘‘wrap fee’’ to their investment adviser. Although the Fund does not compensate the Advisor directly for its service under the Investment Advisory Agreement, the Advisor may benefit from its relationship with the sponsors of wrap fee programs for which the Fund is an investment option.

U.S. Bancorp Fund Services, LLC, (the ‘‘Administrator’’) acts as administrator for the Fund. The Administrator prepares various federal and state regulatory filings; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses; and reviews the Fund’s expense accruals. For its services, the Administrator receives an annual fee from the Advisor at the rate of 0.04% of average daily net assets for the first $500 million in net assets and 0.02% in excess of $500 million of the Fund’s average daily net assets, subject to a minimum of $50,000 per annum.

Quasar Distributors, LLC (the ‘‘Distributor’’), a registered broker-dealer, acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also officers and/or Trustees of the Advisor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of securities, excluding short-term investments, were as follows:

	U.S. Government	Other
Purchases	$34,738,086	$14,771,443
Sales	3,010,601	30,541,266

18

Separately Managed Account Reserve Trust

NOTES TO FINANCIAL STATEMENTS - (Continued)

NOTE 5 - FEDERAL INCOME TAX MATTERS

As of September 30, 2006, the components of distributable earnings on a tax were as follows:

Cost of investments for tax purposes	$19,404,296
Gross tax unrealized appreciation	201,836
Gross tax unrealized depreciation	(292,906)
Net tax unrealized depreciation on investments	(91,070)
Distributable ordinary income	—
Distributable long-term capital gains	—
Total distributable earnings	—
Other accumulated gains/losses	(80,931)
Total accumulated earnings	$(172,001)

At September 30, 2006, the Fund had an accumulated net realized capital loss carryover of $8,915, of which $8,915 expires in 2014. To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by only unused capital loss carryover.

At September 30, 2006, the Fund had net realized losses from transactions between November 1, 2005 and September 30, 2006 of $72,016, which is deferred for tax purposes and will be recognized on October 1, 2006.

The tax composition of dividends for the period ended September 30, 2006, were as follows:

	Ordinary Income Total	Income Per Share	Long Term Capital Gains Total	Long Term Capital Gains Per Share
2006	$1,076,113	$0.69	$—	$—

NOTE 6 - NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (the ‘‘FASB’’) released Statement of Financial Accounting Standard No. 157 Fair Value Measurements (‘‘SFAS 157’’). SFAS 157 defines fair value, establishes a framework for measuring fair value in Generally Accepted Accounting Principles (‘‘GAAP’’), and expands disclosures about fair value measurements. SFAS 157 further clarifies several previous FASB Standards and expands disclosures about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is evaluating the implications of FASB 157 and its impact in the financial statements has not yet been determined.

19

Separately Managed Account Reserve Trust

NOTES TO FINANCIAL STATEMENTS - (Continued)

In July 2006, the FASB released FASB Interpretation no. 48 Accounting for Uncertainty in Income Taxes (‘‘FIN 48’’). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are ‘‘more-likely-than-not’’ of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

NOTE 7 - PROXY VOTING PROCEDURES (Unaudited)

The Advisor of the Fund votes proxies relating to the Fund’s portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Fund. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-331-2979. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

NOTE 8 - FORM N-Q DISCLOSURE (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. This information is also available, without charge, by calling toll-free, 1-800-331-2979.

NOTE 9 - TAX NOTICE (Unaudited)

Additional information for foreign shareholders only. For the year ended September 30, 2006, 90% of the ordinary distributions paid by the Fund qualify as interest related dividends under the Internal Revenue Code Section 871(k)(1)(c). For the year ended September 30, 2006, 0% of the ordinary distributions paid by the Fund are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c).

20

Separately Managed Account Reserve Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees
Brandes Investment Trust and
Shareholders of
Separately Managed Account Reserve Trust

We have audited the accompanying statement of assets and liabilities of the Separately Managed Account Reserve Trust, a series of Brandes Investment Trust (the ‘‘Trust’’), including the schedule of investments, as of September 30, 2006, and the related statement of operations, changes in net assets and the financial highlights for the period October 3, 2005 (commencement of operations) to September 30, 2006. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Separately Managed Account Reserve Trust, as of September 30, 2006, and the results of its operations, the changes in its net assets and the financial highlights for the period October 3, 2005 to September 30, 2006, in conformity with accounting principles generally accepted in the United States of America.

Philadelphia, Pennsylvania
November 17, 2006

21

Separately Managed Account Reserve Trust

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees is responsible for the overall management of the Trust’s business. The Board approves all significant agreements between the Trust and persons or companies furnishing services to the Trust, including the Trust’s agreements with the Advisor, Administrator, Custodian and Transfer Agent. The Board of Trustees delegates the day-to-day operations of the Trust to its officers, subject to the Fund’s investment objective and policies and to general supervision by the Board. The Trust’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, by calling 1-800-331-2979.

The Trustees and officers of the Trust, their business addresses and principal occupations during the past five years are:

Number
		Term of		of Fund
		Office and		Series
	Position(s)	Length of		Overseen	Other Directorships/
Name, Address	Held with	Time	Principal Occupation	by	Trusteeships Held by
and Year of Birth	Trust	Served(1)	During Past 5 Years	Trustee	Trustee
Independent Trustees(2)
DeWitt F. Bowman 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1930)	Trustee	Since February 1995	Principal, Pension Investment Consulting, since 1994. Interim Treasurer and Vice President for Investments - University of California from 2000 to 2001.	All	Wilshire Mutual Funds, Inc.; Pacific Gas and Electric Nuclear Decommissioning Trust; PCG Private Equity Fund; Forward Funds; Sycuan Funds RREEF America REIT1, Inc.

Gordon Clifford Broadhead 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1924)	Trustee	Since December 1994	Retired.	All	None

W. Daniel Larsen 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1927)	Trustee	Since December 1994	Retired.	All	None

J. Michael Gaffney 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1941)	Trustee	Since June 2004(4)	Independent Consultant, IXIS Asset Management, North America, since 2004. President and CEO, Back Bay Advisors from 1998 to 2001.	All	None

22

Separately Managed Account Reserve Trust

Number
		Term of		of Fund
		Office and		Series
	Position(s)	Length of		Overseen	Other Directorships/
Name, Address	Held with	Time	Principal Occupation	by	Trusteeships Held by
and Year of Birth	Trust	Served(1)	During Past 5 Years	Trustee	Trustee
Karin B. Bonding 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1939)	Trustee	Since May 2006	Lecturer, University of Virginia, since 1996. President of Capital Markets Institute, Inc. serving as fee-only financial planner and investment advisor since 1996.	All	Director of 15 closed end mutual funds in the CSFB family of funds.

‘‘Interested’’ Trustee(3)
Debra McGinty-Poteet 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1956)	Trustee and President	Since June 2000(4)	Director, Mutual Fund Services of Brandes Investment Partners, L.P., the investment advisor to the Funds (the ‘‘Advisor’’).	All	Brandes Investment Funds PLC

Jeff Busby 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1961)	Trustee	Since July 2006(4)	Executive Director of the Advisor	All	None

Officers of the Trust
Thomas M. Quinlan 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1970)	Secretary	Since June 2003	Associate General Counsel to the Advisor since January 2005; Counsel to the Advisor from July 2000 to January 2005.	N/A	N/A

Gary Iwamura 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1956)	Treasurer	Since September 1997	Finance Director of the Advisor.	N/A	N/A

Adelaide Pund 11988 El Camino Real Suite 500 San Diego, CA 92130 (Born 1967)	Chief Compliance Officer	Since September 2004	Head of Compliance of the Advisor since October 2004; Compliance Manager to the Advisor from 1998 to October 2004.	N/A	N/A

(1)	Trustees and officers of the Fund serve until their resignation, removal or retirement.
(2)	Not ‘‘interested persons’’ of the Trust as defined in the 1940 Act.
(3)	‘‘Interested persons’’ of the Trust as defined in the 1940 Act.
(4)	Appointed by the Board as a trustee.

23

ADVISOR

Brandes Investment Partners, L.P.
11988 El Camino Real, Suite 500
San Diego, California 92130
800.331.2979

DISTRIBUTOR

Quasar Distributors, LLC
615 E. Michigan Street, 3rd Floor
Milwaukee, WI 53202

TRANSFER AGENT

Investors Bank & Trust Co.
200 Clarendon Street, 16th Floor
Boston, Massachusetts 02116

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philidelphia, PA 19103

LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071

This report is intended for shareholders of the Brandes Separately Managed Account Reserve Trust and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-800-331-2979.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. DeWitt Bowman is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 09/30/2006	FYE 9/30/2005
Audit Fees	$20,000	$19,000
Audit-Related Fees	None	None
Tax Fees	$3,100	$3,000
All Other Fees	None	None

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 09/30/2006	FYE 09/30/05
Registrant	None	None
Registrant’s Investment Adviser	None	None

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed January 7, 2005.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Brandes Investment Trust___________

By (Signature and Title)* /s/ Debra McGinty-Poteet
                                                   Debra McGinty-Poteet, President

Date December 11, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Debra McGinty-Poteet
                                                    Debra McGinty-Poteet, President

Date December 11, 2006

By (Signature and Title)* /s/ Gary Iwamura
                                                   Gary Iwamura, Treasurer

Date December 11, 2006

* Print the name and title of each signing officer under his or her signature.